Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	June 30, 2019	June 30, 2018
Vehicles	$20,000	$1,000
Machinery and equipment	246,000	112,000
Office equipment	233,000	162,000
Furniture and Equipment	116,000	39,000
Leasehold improvements	-	34,000
	615,000	348,000
Less: Accumulated depreciation	(269,000)	(261,000)
Property, plant and equipment, net	$346,000	$87,000